Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2014 $	December 31, 2013 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	175,000	235,000
U.S. Dollar-denominated Term Loan due through 2018	98,472	103,207
U.S. Dollar-denominated Term Loan due through 2018	120,833	125,000
U.S. Dollar-denominated Term Loan due through 2018	130,000	—
U.S. Dollar-denominated Term Loan due through 2019	284,477	296,935
U.S. Dollar-denominated Term Loan due through 2021	291,650	297,956
U.S. Dollar-denominated Term Loan due through 2021	99,015	102,372
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	114,135	115,296
Norwegian Kroner-denominated Bond due in 2018	146,745	148,238
Euro-denominated Term Loans due through 2023	330,846	340,221

Total	1,804,455	1,777,507
Less current portion	161,596	97,114

Total	1,642,859	1,680,393